NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Large Cap Value Fund

Supplement dated September 15, 2015
to the Summary Prospectus dated April 30, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the information under the section entitled “Portfolio Managers” on page 3 of the Summary Prospectus is deleted and replaced with the following:

Portfolio Managers	Title	Length of Service with Fund
MFS
Jonathan W. Sage	Investment Officer and Lead Portfolio Manager	Since 2012
James C. Fallon	Investment Officer and Portfolio Manager	Since 2015
Matthew W. Krummell	Investment Officer and Portfolio Manager	Since 2015
John E. Stocks	Investment Officer and Portfolio Manager	Since 2015
Wellington Management
David W. Palmer, CFA	Senior Managing Director and Equity Portfolio Manager	Since 2008
The Boston Company
Brian Ferguson	Senior Managing Director and Senior Portfolio Manager	Since 2010
John Bailer, CFA	Managing Director and Associate Portfolio Manager	Since 2010

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE